DEFERRED INCOME TAXES - Changes in Net Deferred Income Tax Assets / (Liabilities) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant components of deferred tax assets and liabilities [line items]
At January 1	€ 243	€ 148
Reclassified as held for sale		(2)
Recognized in Profit or loss	(13)	127
Recognized in OCI	1	(33)
FX	(7)	3
At December 31	224	243
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
At January 1	(102)	(124)
Reclassified as held for sale		(2)
Recognized in Profit or loss	(15)	31
Recognized in OCI		0
FX	2	(7)
At December 31	(115)	(102)
Inventories
Significant components of deferred tax assets and liabilities [line items]
At January 1	(2)	3
Reclassified as held for sale		0
Recognized in Profit or loss	(3)	(4)
Recognized in OCI		0
FX		(1)
At December 31	(5)	(2)
Pensions
Significant components of deferred tax assets and liabilities [line items]
At January 1	78	119
Reclassified as held for sale		0
Recognized in Profit or loss	(1)	(10)
Recognized in OCI	2	(35)
FX	(1)	4
At December 31	78	78
Derivative valuation
Significant components of deferred tax assets and liabilities [line items]
At January 1	4	(6)
Reclassified as held for sale		0
Recognized in Profit or loss	1	8
Recognized in OCI	(1)	2
FX		0
At December 31	4	4
Tax losses carried forward
Significant components of deferred tax assets and liabilities [line items]
At January 1	190	117
Reclassified as held for sale		0
Recognized in Profit or loss	(13)	67
Recognized in OCI		0
FX	(6)	6
At December 31	171	190
Other
Significant components of deferred tax assets and liabilities [line items]
At January 1	75	39
Reclassified as held for sale		0
Recognized in Profit or loss	17	35
Recognized in OCI		0
FX	(2)	1
At December 31	€ 90	€ 75